Organization and principal activities (Details)	0 Months Ended	12 Months Ended						0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended		12 Months Ended
	Jun. 12, 2009 item	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 VIEs USD ($) item	Dec. 31, 2011 VIEs USD ($)	Dec. 31, 2010 VIEs USD ($)	Oct. 08, 2007 Shanghai Taomee VIEs USD ($)	Dec. 31, 2012 Shanghai Taomee VIEs	Mar. 04, 2009 Shanghai Qidong VIEs USD ($)	Dec. 31, 2012 Shanghai Qidong VIEs	Dec. 31, 2012 Taomee Hong Kong	Dec. 31, 2012 Shanghai Shengran USD ($)	Jun. 12, 2009 Shanghai Shengran USD ($)	Jun. 12, 2009 Shanghai Shengran CNY	Dec. 31, 2012 Shanghai Animation	Dec. 31, 2012 Guangdong Taomee	Dec. 31, 2012 Shanghai Xinsheng
Organization and principal activities
Number of entities through which business of the Group was operated prior to June 12, 2009	2
Organization and principal activities
Percentage of collective ownership								100.00%		100.00%
Initial capital contribution								$ 992,813		$ 81,054
Maximum amount of interest-free loans agreed to be provided to shareholders of VIEs														366,129	2,500,000
Percentage of ownership interest in subsidiaries												100.00%	100.00%			100.00%	95.00%	100.00%
Percentage of ownership interest in VIEs									100.00%		100.00%
Amount of contribution for which the shareholders shall unconditionally transfer dividend and other proceeds received from the variable interest entities													0
Total asset		139,757,522	134,454,416		22,476,039	24,162,836
Total liabilities		26,006,975	31,302,864		20,722,906	22,873,058
Net revenue		40,208,234	45,397,041	35,972,894	33,535,368	41,204,989	34,726,994
Net income		$ 8,861,867	$ 19,493,171	$ 21,574,076	$ 20,773,883	$ 33,468,498	$ 30,929,755
Percentage of VIEs revenues to the consolidated net revenues					83.40%	90.80%	96.50%
Percentage of VIEs assets to the consolidated total assets					16.10%	18.00%
Percentage of VIEs liability to the consolidated total liability					79.90%	73.10%
Creditors (or beneficial interest holders) of the VIE					0